NET LOSS PER SHARE (Narrative) (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 ₪ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Net Profit (Loss) Per Share [Abstract]
Ordinary shares exercise price | (per share)	₪ 0.339	$ 0.339		₪ 0.339	$ 0.339
Weighted average shares | shares	7	7	291	139	139	977
Pre-funded warrants with an exercise price | $ / shares		$ 0.0015